ONEOK PARTNERS (Tables)	3 Months Ended
Mar. 31, 2017
Related Party Transaction [Line Items]
ONEOK Partners transactions
Ownership Interest in ONEOK Partners - Our ownership interest in ONEOK Partners is shown in the table below at March 31, 2017:

General partner interest	2.0%
Limited partner interest (a)	39.2%
Total ownership interest	41.2%
(a) - Represents 41.3 million common units and approximately 73.0 million Class B units, which are convertible, at our option, into common units.

Schedule of Consolidated Variable Interest Entity Assets and Liabilities
The following table shows the carrying amount and classification of ONEOK Partners’ assets and liabilities in our Consolidated Balance Sheets:

	March 31,	December 31,
	2017	2016
	(Thousands of dollars)
Assets
Total current assets	$1,065,745	$1,174,245
Net property, plant and equipment	12,447,567	12,462,692
Total investments and other assets	1,828,623	1,832,410
Total assets	$15,341,935	$15,469,347
Liabilities
Total current liabilities	$2,694,531	$2,824,376
Long-term debt, excluding current maturities	6,290,952	6,291,307
Total deferred credits and other liabilities	193,797	175,844
Total liabilities	$9,179,280	$9,291,527

ONEOK Partners' Distributions Paid
The following table shows ONEOK Partners’ distributions paid in the periods indicated:

	Three Months Ended
	March 31,
	2017	2016
	(Thousands, except per unit amounts)
Distribution per unit	$0.79	$0.79

General partner distributions	$6,660	$6,660
Incentive distributions	100,538	100,538
Distributions to general partner	107,198	107,198
Limited partner distributions to ONEOK	90,323	90,323
Limited partner distributions to noncontrolling interest	135,480	135,480
Total distributions paid	$333,001	$333,001

ONEOK Partners' Distributions Declared
ONEOK Partners’ distributions are declared and paid within 45 days of the completion of each quarter. The following table shows ONEOK Partners’ distributions declared for the periods indicated:

	Three Months Ended
	March 31,
	2017	2016
	(Thousands, except per unit amounts)
Distribution per unit	$0.79	$0.79

General partner distributions	$6,660	$6,660
Incentive distributions	100,538	100,538
Distributions to general partner	107,198	107,198
Limited partner distributions to ONEOK	90,323	90,323
Limited partner distributions to noncontrolling interest	135,480	135,480
Total distributions declared	$333,001	$333,001